Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

22. Related Party Transactions

During the years ended December 31, 2019, 2020 and 2021, other than disclosed elsewhere, the Company mainly had the following related party transactions:

Name of entity or individual	Relationships with the Group
Beijing Mevos	Equity investment
Chengdu Zhisu	Equity investment
Beijing Yicai Health Management Consulting Co., Ltd. (“Yicai”)	Equity investment
Xingying	Equity investment
Sharing New Medical	Equity investment
Zhang Haipeng	Director
Wuhan Future Light Property Service Co., Ltd. (“Future Light”)	Immediate family of subsidiary’s shareholder

(a) The Group entered into the following transactions with related parties

(i) Provision of service

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Yicai	2,717	528	—
Chengdu Zhisu	3,052	4,027	2,934
Xingying	989	1,127	1,802

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Chengdu Zhisu	5,000	—	—
Sharing New Medical	—	16,889	13,720
Yicai	—	—	2,000

22. Related Party Transactions (Continued)

(a) The Group entered into the following transactions with related parties (Continued)

(iii) Repayment of the loan advances to the related parties

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Chengdu Zhisu	—	5,000	—
Medical Cosmetology Group	1,314	—	—
Sharing New Medical	—	9,718	7,170

(iv) Impairment of amount due from related parties

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Yicai	—	—	360
Chengdu Zhisu	—	—	500

(v) Expense occurred to the related parties

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beijing Mevos	2,051	1,472	976
Zhang Haipeng(1)	613	613	—
Future Light	—	—	606

(vi) Provision of rental service

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Yicai	377	340	—

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2020	2021
	RMB	RMB
Chengdu Zhisu	—	241
Sharing New Medical(2)	7,404	13,797
Yicai	360	—

22. Related Party Transactions (Continued)

(b) Amount due from/ to related parties (Continued)

(ii) Amount due to related parties

	As of December 31,
	2020	2021
	RMB	RMB
Yicai	2,060	—
Zhisu Limited	168	—
Xingying	126	33
Beijing Mevos	—	642
(1)	The Company entered into an agreement with Zhang Haipeng with a cash consideration of RMB 1,300 to engage him as spokesman for brand promotion from September 2019 to April 2020. The Company has paid in advance fully for the service and recognized advertising expense of RMB613 for the year ended December 31, 2019. The remaining amount was recognized as expense in 2020.
(2)	The balance as of December 31, 2021 represents a loan provided to Sharing New Medical with a term of one year and an annual interest rate of 4.35%.